UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

---------

Hatteras Global Private Equity Partners Institutional, LLC

--------------------------------------------------

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

--------------------------------------------------

(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

--------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

--------------

Date of fiscal year end: March 31

--------

Date of reporting period: June 30, 2012

-------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
June 30, 2012
(Unaudited)

Investments in Investment Funds (58.09%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (31.82%)
China (1.28%)
Prax Capital China Growth Fund III (UST), L.P. [a,b]	$241,869	$171,454
Germany (3.65%)
Pinova Capital [a,b]	606,199	487,995
Holland (4.97%)
HPE PRO Institutional Fund B.V. [a]	745,439	663,788
Hong Kong (1.27%)
Orchid Asia V, L.P. [a,b]	211,024	170,523
India (7.83%)
India Business Excellence Fund I, Inc. [a,b] (59 Class A participating shares)	447,457	819,073
India Equity Partners Fund II, LLC [a,b]	206,481	182,153
Peepul Capital Fund III, LLC [a,b]	79,474	44,677
Total India Investments		1,045,903
Switzerland (0.20%)
Euroknights VI [a,b]	60,109	26,411
United Kingdom (4.94%)
Elysian Capital I, L.P. [a,b]	680,673	659,889
United States (7.68%)
The Azalea Fund III, L.P. [a,b]	177,742	139,262
Baird Capital Partners V, L.P. [a,b]	381,274	469,677
Radius Venture Partners III QP, L.P. [a,b]	136,443	225,476
The Resilience Fund III, L.P. [a]	210,838	191,311
Total United States Investments		1,025,726
Total Investments in Non-Listed Private Equity Funds		4,251,689
Investments in Listed Private Equity Funds (26.27%)
Belgium (2.38%)
Gimv NV Ord [b] (7,000 common shares)	400,523	318,765
Canada (2.33%)
Onex Corporation (8,000 common shares)	279,190	311,085
France (1.89%)
ANF Immobilier (162 common shares)	11,807	6,823
Eurazeo (6,413 common shares)	412,392	245,975
Total France Investments		252,798
Germany (1.96%)
Deutsche Beteiligung AG [b] (13,420 common shares)	360,891	261,786
Spain (1.07%)
Dinamia Capital Privado [b] (32,791 common shares)	380,458	143,301
United Kingdom (16.64%)
Better Capital, Ltd. [b] (189,000 common shares)	358,098	443,809
Candover Investments PLC [b] (51,000 common shares)	532,440	312,412
Electra Private Equity [b] (13,400 common shares)	349,938	346,019
HgCapital Trust PLC (24,508 common shares)	388,398	346,837
Intermediate Capital Group (85,000 common shares)	456,189	360,743
SVG Capital PLC [b] (94,266 common shares)	420,689	413,542
Total United Kingdom Investments		2,223,362
Total Investments in Listed Private Equity Funds		3,511,097
Total Investments in Investment Funds (Cost $8,536,035)		7,762,786

Short-Term Investments (42.42%)
Federated Prime Obligations Fund #10, 0.16% [c]	1,156,436	1,156,436
PNC Bank Certificate of Deposit, 0.55% [d]	4,512,183	4,512,183
Total Short-Term Investments (Cost $5,668,619)		5,668,619
Total Investments (Cost $14,204,654) (100.51%)		13,431,405
Liabilities in excess of other Assets (-0.51%)		(68,900)
Members' Capital (100.00%)		$13,362,505

[a] Investment Funds are issued in private placement transactions and as such are restricted as to resale.
[b] Non-income producing.
[c] The rate shown is the annualized 7-day yield as of June 30, 2012.
[d] The rate shown is the annual interest rate as of June 30, 2012.

Total cost and fair value of restricted Investment Funds as of June 30, 2012 was $4,185,022 and $4,251,689, respectively.

Percentages shown represent fair value as a percentage of Members' Capital

See accompanying notes to Schedule of Investments

The Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•               Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•               Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•               Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended June 30, 2012, there were no transfers in and out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$4,251,689	$4,251,689
Listed Private Equity Funds	3,511,097	-	-	3,511,097
Short-Term Investments	1,156,436	4,512,183	-	5,668,619
Total	$4,667,533	$4,512,183	$4,251,689	$13,431,405

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
			Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Balance as of
Investments	March 31, 2012	Gain (Loss)	(Depreciation)	Purchases	Sales	June 30, 2012
Non-Listed Private Equity Funds	$3,941,941	$-	$(157,412)	$532,215	$(65,055)	$4,251,689
Total Investments	$3,941,941	$-	$(157,412)	$532,215	$(65,055)	$4,251,689

* The change in unrealized appreciation/(depreciation) attributable to level 3 investments held at June 30, 2012 is $(157,412).

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

Type of Investment	Fair Value as of 6/30/2012	Valuation Technique
Non-Listed Private Equity Funds

China	$171,454	Net asset value (the “NAV”) as practical expedient *

Germany	487,995	NAV as practical expedient *

Holland	663,788	NAV as practical expedient *

Hong Kong	170,523	NAV as practical expedient *

India	1,045,903	NAV as practical expedient *

Switzerland	26,411	NAV as practical expedient *

United Kingdom	659,889	NAV as practical expedient *

United States	1,025,726	NAV as practical expedient *

Total Investments	$4,251,689

* Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds. Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

The Fund's valuation procedures have been adopted by the Fund's Board of Managers, which oversees the implementation of these procedures. The valuation procedures are implemented by the Fund’s investment manager and the Fund's third party administrator, which report to the Board of Managers. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2012

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 29, 2012

* Print the name and title of each signing officer under his or her signature.